Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Redeemable noncontrolling interests Convertible Preferred units Previously Reported	Redeemable noncontrolling interests Convertible Preferred units	Class B Units Previously Reported	Class B Units	Common Units Previously Reported	Common Units	Ordinary share Class V Previously Reported	Ordinary share Class V	Ordinary share Class A Esgen Acquisition Corp	Ordinary share Class A Previously Reported	Ordinary share Class A	Ordinary share Class B Esgen Acquisition Corp	Additional Paid-in Capital Esgen Acquisition Corp	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated Deficit Esgen Acquisition Corp	Accumulated Deficit Previously Reported	Accumulated Deficit	Ordinary share subject to possible redemption Class A Esgen Acquisition Corp	Class A	Esgen Acquisition Corp	Previously Reported	Total
Balance at Dec. 31, 2021												$ 690				$ (22,341,250)			$ 281,520,000		$ (22,340,560)
Balance (in Shares) at Dec. 31, 2021												6,900,000							27,600,000
Accretion of ordinary shares subject to possible redemption																(3,986,568)			$ 3,986,568		(3,986,568)
Net Income (loss)																14,334,250					14,334,250
Balance at Dec. 31, 2022					$ 31,155,864			$ 3,373				$ 690			$ 31,152,491	(11,993,568)	$ 119,982	$ 119,982	$ 285,506,568		(11,992,878)	$ 31,275,846	$ 31,275,846
Balance (in Shares) at Dec. 31, 2022					1,000,000			33,730,000				6,900,000							27,600,000
Retroactive application of Business Combination (Note 1)					$ (31,155,864)		$ 3,373							31,152,491
Retroactive application of Business Combination (Note 1) (in Shares)					(1,000,000)		33,730,000
Stockholder distributions																		(166,323)					(166,323)
Net Income (loss)				1,602,939
Balance at Mar. 31, 2023				1,602,939				$ 3,373							31,152,491			(46,341)					31,109,523
Balance (in Shares) at Mar. 31, 2023								33,730,000
Balance at Dec. 31, 2022					$ 31,155,864			$ 3,373				$ 690			31,152,491	(11,993,568)	119,982	119,982	$ 285,506,568		(11,992,878)	31,275,846	31,275,846
Balance (in Shares) at Dec. 31, 2022					1,000,000			33,730,000				6,900,000							27,600,000
Redemption of Class A ordinary shares subject to possible redemption																			$ (272,554,813)
Redemption of Class A ordinary shares subject to possible redemption (in Shares)																			(26,194,445)
Recovery of deferred offering costs																9,234,960					9,234,960
Conversion of Class B ordinary shares to Class A ordinary shares									$ 562			$ (562)
Conversion of Class B ordinary shares to Class A ordinary shares (in Shares)									5,619,077			(5,619,077)								1
Accretion of ordinary shares subject to possible redemption																(3,066,977)			3,066,977		(3,066,977)
Net Income (loss)																(3,001,194)					(3,001,194)
Balance at Dec. 31, 2023					$ 31,155,864			$ 3,373	$ 562			$ 128			31,152,491	(8,826,779)	(564,799)	(564,799)	$ 16,018,732		(8,826,089)	30,591,065	30,591,065
Balance (in Shares) at Dec. 31, 2023					1,000,000			33,730,000	5,619,077			1,280,923							1,405,555
Balance at Mar. 31, 2023				1,602,939				$ 3,373							31,152,491			(46,341)					31,109,523
Balance (in Shares) at Mar. 31, 2023								33,730,000
Stockholder distributions																		(361,319)					(361,319)
Net Income (loss)				797,249
Balance at Jun. 30, 2023				2,400,188				$ 3,373							31,152,491			(407,660)					30,748,204
Balance (in Shares) at Jun. 30, 2023								33,730,000
Balance at Dec. 31, 2023					$ 31,155,864			$ 3,373	$ 562			$ 128			31,152,491	(8,826,779)	(564,799)	(564,799)	$ 16,018,732		(8,826,089)	30,591,065	30,591,065
Balance (in Shares) at Dec. 31, 2023					1,000,000			33,730,000	5,619,077			1,280,923							1,405,555
Retroactive application of Business Combination (Note 1)					$ (31,155,864)		$ 3,373							31,152,491
Retroactive application of Business Combination (Note 1) (in Shares)					(1,000,000)		33,730,000
Stockholder distributions																		(90,000)					(90,000)
Net loss prior to the Business Combination																		(523,681)					(523,681)
Issuance of Class A Shares to third party advisors											$ 55				2,765,980								2,766,035
Issuance of Class A Shares to third party advisors (in Shares)											553,207
Issuance of Class A Shares to backstop investor											$ 23				1,569,440								1,569,463
Issuance of Class A Shares to backstop investor (in Shares)											225,174
Reverse Recapitalization (Note 3)		$ 6,855,076						$ 150			$ 425				(1,677,860)								(1,677,285)
Reverse Recapitalization (Note 3) (in Shares)		1,500,000						1,500,000			4,248,583
Transaction costs															(2,890,061)								(2,890,061)
Establishment of redeemable noncontrolling interest				26,089,174											(26,089,174)								(26,089,174)
Stock-based compensation															504,834								504,834
Subsequent measurement of redeemable noncontrolling interest				174,520,120											(5,335,650)			(169,184,470)					(174,520,120)
Net Income (loss)		8,224,091		(8,348,294)														(1,244,191)					(1,244,191)
Balance at Mar. 31, 2024		$ 15,079,167		192,261,000				$ 3,523			$ 503							(171,607,141)					(171,603,115)
Balance (in Shares) at Mar. 31, 2024		1,500,000						35,230,000			5,026,964
Balance at Dec. 31, 2023					$ 31,155,864			$ 3,373	$ 562			$ 128			31,152,491	$ (8,826,779)	$ (564,799)	(564,799)	$ 16,018,732		$ (8,826,089)	$ 30,591,065	30,591,065
Balance (in Shares) at Dec. 31, 2023					1,000,000			33,730,000	5,619,077			1,280,923							1,405,555
Net Income (loss)																				$ (1,076,953)
Balance at Jun. 30, 2024		$ 15,463,555		72,519,500				$ 3,523			$ 503				2,033,500			(53,155,439)					$ (51,117,913)
Balance (in Shares) at Jun. 30, 2024		1,500,000						35,230,000			5,026,964												41,756,964
Balance at Mar. 31, 2024		$ 15,079,167		192,261,000				$ 3,523			$ 503							(171,607,141)					$ (171,603,115)
Balance (in Shares) at Mar. 31, 2024		1,500,000						35,230,000			5,026,964
Stock-based compensation															2,417,888								2,417,888
Subsequent measurement of redeemable noncontrolling interest				(118,284,464)														118,284,464					118,284,464
Net Income (loss)		384,388		(1,457,036)											(384,388)			167,238		$ 167,238			(217,150)
Balance at Jun. 30, 2024		$ 15,463,555		$ 72,519,500				$ 3,523			$ 503				$ 2,033,500			$ (53,155,439)					$ (51,117,913)
Balance (in Shares) at Jun. 30, 2024		1,500,000						35,230,000			5,026,964												41,756,964